SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of liabilities measured at fair value

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2024		December 31, 2023
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$15,169	$15,169	$15,526	$15,526
Asset Retirement Obligation (see Note 7)	67,857	67,857	73,711	73,711